UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Frontegra RobecoSAM Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.8%
	Australia 6.2%
23,943	AGL Energy Ltd.	$337,069
8,638	National Australia Bank Ltd.	284,067
7,084	Westpac Banking Corp.	227,050
7,141	Woodside Petroleum Ltd.	258,413
		1,106,599
	France 3.8%
10,358	Total SA	679,241

	Israel 1.4%
19,080	Mizrahi Tefahot Bank Ltd.	260,801

	Italy 1.1%
7,547	Eni SpA	189,333

	Japan 7.7%
16,000	Chiyoda Corp.	206,327
37,900	Inpex Corp.	491,674
13,800	Keihin Corp.	201,087
36,000	Marubeni Corp.	241,709
11,200	Stanley Electric Co. Ltd.	248,599
		1,389,396
	Netherlands 1.8%
4,827	Koninklijke DSM NV	331,267

	Norway 1.8%
18,454	DNB ASA	320,829

	Philippines 0.4%
133,500	Manila Water Co., Inc.	71,148

	Sweden 1.0%
3,672	Svenska Handelsbanken AB - Class A	184,272

	Switzerland 8.1%
3,943	Nestle SA	296,823
1,761	Roche Holding AG	527,872
868	Schindler Holding AG	127,934
643	Swisscom AG	394,943
363	Zurich Insurance Group AG	111,440
		1,459,012
	United Kingdom 9.1%
4,294	AstraZeneca PLC	277,507
53,891	Barclays PLC	209,695
65,796	BT Group PLC	416,278
6,689	GlaxoSmithKline PLC	177,476
101,737	Legal & General Group PLC	347,191
8,250	SSE PLC	202,045
		1,630,192
	United States 52.4%
7,335	Abbott Laboratories	282,471

2,184	Celanese Corp. - Class A	121,234
12,036	Cisco Systems, Inc.	269,727
4,145	Colgate-Palmolive Co.	268,886
2,720	E.I. du Pont de Nemours & Co.	182,512
3,628	Emerson Electric Co.	242,350
1,252	Fluor Corp.	97,318
2,769	GNC Holdings, Inc.	121,891
7,788	Hartford Financial Services Group, Inc.	274,683
3,401	Illinois Tool Works, Inc.	276,603
2,358	International Business Machines Corp.	453,891
3,094	Kimberly-Clark Corp.	341,113
6,631	Limited Brands, Inc.	376,442
3,990	MasterCard, Inc. - Class A	298,053
4,623	McDonald's Corp.	453,193
2,512	Mead Johnson Nutrition Co.	208,848
11,165	Microsoft Corp.	457,653
1,440	National Oilwell Varco, Inc.	112,133
8,183	Occidental Petroleum Corp.	779,758
5,448	ONE Gas, Inc. (a)	195,747
9,302	Oracle Corp.	380,545
1,841	Parker-Hannifin Corp.	220,386
17,519	Pfizer, Inc.	562,710
6,774	Reynolds American, Inc.	361,867
3,356	SanDisk Corp.	272,474
3,860	The Chubb Corp.	344,698
8,420	The Procter & Gamble Co.	678,652
3,737	UnitedHealth Group, Inc.	306,397
7,982	Wells Fargo & Co.	397,025
2,376	Xylem, Inc.	86,534
		9,425,794
	Total Common Stocks
	(Cost $12,772,549)	17,047,884

PREFERRED STOCKS 2.7%
	Germany 2.7%
2,591	Henkel AG & Co. KGaA	278,850
804	Volkswagen AG	208,346
		487,196
	Total Preferred Stocks
	(Cost $315,499)	487,196

SHORT-TERM INVESTMENTS 2.5%
	Investment Company 2.5%
444,520	STIT-STIC Prime Portfolio - Institutional Class, 0.03%	444,520
	Total Short-Term Investments
	(Cost $444,520)	444,520

	Total Investments 100.0%
	(Cost $13,532,568)	17,979,600

	Other Assets in Excess of Liabilities 0.0%	2,004

	TOTAL NET ASSETS 100.0%	$17,981,604

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$13,532,568
Gross unrealized appreciation	4,502,059
Gross unrealized depreciation	(55,027)
Net unrealized appreciation	$4,447,032

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.3%
	France 7.1%
290,006	Danone	$20,507,816
273,777	Sanofi	28,544,289
		49,052,105
	Germany 3.5%
105,240	Adidas AG	11,387,094
154,295	SAP AG	12,490,355
		23,877,449
	Netherlands 1.3%
220,881	Unilever NV	9,078,740

	Switzerland 7.4%
443,062	Nestle SA	33,353,064
209,818	Novartis AG	17,800,294
		51,153,358
	United Kingdom 5.8%
231,501	Diageo PLC	7,182,424
6,711,959	Tesco PLC	33,054,577
		40,237,001
	United States 74.2%
143,889	American Express Co.	12,954,327
465,556	DIRECTV (a)	35,577,790
841,127	eBay, Inc. (a)	46,463,855
22,128	Google, Inc. - Class A (a)	24,661,877
91,081	Johnson & Johnson	8,946,887
661,277	Lowe's Companies, Inc.	32,336,445
276,253	MasterCard, Inc. - Class A	20,636,099
141,237	McDonald's Corp.	13,845,463
1,121,194	Microsoft Corp.	45,957,742
1,097,693	Oracle Corp.	44,906,621
182,133	State Street Corp.	12,667,350
641,163	Target Corp.	38,796,773
772,101	The Bank of New York Mellon Corp.	27,247,444
196,425	The Coca-Cola Co.	7,593,790
449,232	U.S. Bancorp	19,254,084
155,538	Visa, Inc. - Class A	33,574,433
347,488	Wal-Mart Stores, Inc.	26,558,508
581,237	Wells Fargo & Co.	28,910,728
423,351	Yum! Brands, Inc.	31,916,432
		512,806,648
	Total Common Stocks
	(Cost $597,625,502)	686,205,301

SHORT-TERM INVESTMENTS 2.7%
	Investment Company 2.7%
18,870,798	STIT Liquid Assets Portfolio - Institutional Class, 0.05%	18,870,798
	Total Short-Term Investments
	(Cost $18,870,798)	18,870,798

Total Investments 102.0%
(Cost $616,496,300)	705,076,099

Liabilities in Excess of Other Assets (2.0)%	(13,874,891)

TOTAL NET ASSETS 100.0%	$691,201,208

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$616,496,300
Gross unrealized appreciation	94,267,545
Gross unrealized depreciation	(5,687,746)
Net unrealized appreciation	$88,579,799

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.6%
	Australia 7.5%
35,022	APA Group	$208,843
63,512	DUET Group	122,515
75,280	Envestra Ltd.	78,542
141,488	SP AusNet	171,893
55,594	Spark Infrastructure Group	88,164
97,271	Sydney Airport	377,977
67,605	Transurban Group	455,181
		1,503,115
	Austria 0.4%
878	Flughafen Wien AG	86,969

	Belgium 0.6%
2,532	Elia System Operator SA/NV	127,896

	Canada 8.4%
6,334	Emera, Inc.	197,153
13,556	Enbridge, Inc.	615,691
8,901	Fortis, Inc.	253,785
13,016	TransCanada Corp.	591,637
1,582	Valener, Inc.	22,267
		1,680,533
	France 7.0%
4,228	Aeroports de Paris	527,197
9,972	Eutelsat Communications SA	338,642
14,436	SES SA - ADR	539,060
		1,404,899
	Germany 1.9%
4,255	Fraport AG Frankfurt Airport Services Worldwide	317,834
3,042	Hamburger Hafen und Logistik AG	73,109
		390,943
	Hong Kong 3.1%
71,862	Power Assets Holdings Ltd.	623,054

	Italy 8.9%
23,424	Atlantia SpA	601,840
103,163	Snam SpA	604,024
10,528	Societa Iniziative Autostradali e Servizi SpA	126,620
85,903	Terna Rete Elettrica Nazionale SpA	460,125
		1,792,609
	Mexico 2.5%
14,220	Grupo Aeroportuario del Centro Norte SAB de CV	51,584
19,951	Grupo Aeroportuario del Pacifico SAB de CV - Class B	116,813
11,591	Grupo Aeroportuario del Sureste SAB de CV - Class B	142,372
72,476	OHL Mexico SAB de CV (a)	187,970
		498,739
	Netherlands 1.6%
5,792	Koninklijke Vopak NV	323,405

	New Zealand 1.3%
55,022	Auckland International Airport Ltd.	181,931

40,106	Vector Ltd.	84,579
		266,510
	Spain 7.0%
26,534	Abertis Infraestructuras SA	605,895
10,817	Enagas SA	328,964
5,784	Red Electrica Corp. SA	470,134
		1,404,993
	Switzerland 0.8%
256	Flughafen Zuerich AG	164,624

	United Kingdom 7.4%
43,401	National Grid PLC	594,762
15,436	Pennon Group PLC	191,075
10,823	Severn Trent PLC	328,932
29,172	United Utilities Group PLC	383,234
		1,498,003
	United States 39.2%
965	ALLETE, Inc.	50,585
2,743	Alliant Energy Corp.	155,830
6,362	Ameren Corp.	262,114
9,686	American Electric Power Co., Inc.	490,693
957	American States Water Co.	30,901
4,868	American Water Works Co., Inc.	221,007
4,369	Aqua America, Inc.	109,531
2,659	Atmos Energy Corp.	125,319
1,422	Avista Corp.	43,584
1,180	California Water Service Group	28,249
11,245	CenterPoint Energy, Inc.	266,394
1,432	Cleco Corp.	72,431
6,327	CMS Energy Corp.	185,254
7,979	Consolidated Edison, Inc.	428,073
4,641	DTE Energy Co.	344,780
6,488	Duke Energy Corp.	462,075
953	El Paso Electric Co.	34,051
3,644	Great Plains Energy, Inc.	98,534
1,190	IDACORP, Inc.	66,009
1,890	Integrys Energy Group, Inc.	112,738
4,433	ITC Holdings Corp.	165,572
820	MGE Energy, Inc.	32,169
8,233	NiSource, Inc.	292,518
7,892	Northeast Utilities	359,086
667	Northwest Natural Gas Co.	29,355
911	NorthWestern Corp.	43,209
5,916	Pepco Holdings, Inc.	121,160
11,134	PG&E Corp.	480,989
1,877	Piedmont Natural Gas Co., Inc.	66,427
2,607	Pinnacle West Capital Corp.	142,499
1,887	PNM Resources, Inc.	51,006
1,849	Portland General Electric Co.	59,797
4,329	Questar Corp.	102,944
3,722	SCANA Corp.	191,013
5,250	Sempra Energy	507,990
263	SJW Corp.	7,774
1,146	Southwest Gas Corp.	61,254
5,147	TECO Energy, Inc.	88,271
1,062	The Empire District Electric Co.	25,828
808	The Laclede Group, Inc.	38,097
10,657	The Southern Co.	468,269

1,396	UIL Holdings Corp.	51,387
984	UNS Energy Corp.	59,069
1,950	Vectren Corp.	76,810
3,011	Westar Energy, Inc.	105,867
5,859	Wisconsin Energy Corp.	272,736
12,874	Xcel Energy, Inc.	390,855
		7,880,103
	Total Common Stocks
	(Cost $17,481,539)	19,646,395

CLOSED-END FUNDS 0.9%
	United Kingdom 0.9%
49,451	HICL Infrastructure Co. Ltd.	112,038
31,691	International Public Partnerships Ltd.	67,838
		179,876
	Total Closed-End Funds
	(Cost $164,010)	179,876

SHORT-TERM INVESTMENTS 1.0%
	Investment Company 1.0%
190,516	STIT Liquid Assets Portfolio - Institutional Class, 0.05%	190,516
	Total Short-Term Investments
	(Cost $190,516)	190,516

	Total Investments 99.5%
	(Cost $17,836,065)	20,016,787

	Other Assets in Excess of Liabilities 0.5%	104,871

	TOTAL NET ASSETS 100.0%	$20,121,658

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$17,836,065
Gross unrealized appreciation	2,251,384
Gross unrealized depreciation	(70,662)
Net unrealized appreciation	$2,180,722

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.5%
	Consumer Discretionary 19.5%
1,739	Capella Education Co.	$109,818
1,037	Dorman Products, Inc. (a)	61,245
1,987	Fiesta Restaurant Group, Inc. (a)	90,587
1,575	G-III Apparel Group Ltd. (a)	112,739
5,847	Grand Canyon Education, Inc. (a)	273,055
4,565	Jack in the Box, Inc. (a)	269,061
3,284	Kate Spade & Co. (a)	121,804
3,275	Kona Grill, Inc. (a)	66,712
2,641	Lithia Motors, Inc. - Class A	175,521
25,303	Marchex, Inc. - Class B	265,935
902	Monro Muffler Brake, Inc.	51,306
13,162	Motorcar Parts of America, Inc. (a)	349,714
10,352	Nautilus, Inc. (a)	99,690
4,547	Pandora Media, Inc. (a)	137,865
2,284	Penske Automotive Group, Inc.	97,664
1,083	Shutterstock, Inc. (a)	78,637
6,003	Tuesday Morning Corp. (a)	84,942
		2,446,295
	Consumer Staples 0.6%
1,575	Amira Nature Foods Ltd. (a)	26,838
3,529	Inventure Foods, Inc. (a)	49,335
		76,173
	Energy 12.4%
13,580	American Eagle Energy Corp. (a)	97,095
1,874	C&J Energy Services, Inc. (a)	54,646
4,980	Diamondback Energy, Inc. (a)	335,204
3,761	Hydrogenics Corp. (a)	102,487
4,458	Natural Gas Services Group, Inc. (a)	134,364
15,977	PowerSecure International, Inc. (a)	374,501
8,936	Sanchez Energy Corp. (a)	264,774
18,318	Synergy Resources Corp. (a)	196,918
		1,559,989
	Financial Services 2.3%
9,529	Tree.com, Inc. (a)	295,780

	Health Care 21.4%
1,007	Air Methods Corp. (a)	53,804
5,197	ANI Pharmaceuticals, Inc. (a)	162,926
28,000	BioDelivery Sciences International, Inc. (a)	236,320
13,276	Cancer Genetics, Inc. (a)	200,335
3,301	Cardiovascular Systems, Inc. (a)	104,939
9,487	Dipexium Pharmaceuticals, Inc. (a)	95,250
17,538	Horizon Pharma, Inc. (a)	265,175
1,865	Jazz Pharmaceuticals PLC (a)	258,638
8,614	Lannett Co., Inc. (a)	307,692
6,241	Ligand Pharmaceuticals, Inc. - Class B (a)	419,770
1,928	Medidata Solutions, Inc. (a)	104,767
8,993	Novadaq Technologies, Inc. (a)	200,364
16,656	Repligen Corp. (a)	214,196
3,687	Vanda Pharmaceuticals, Inc. (a)	59,914
		2,684,090

	Materials & Processing 2.9%
8,891	Builders FirstSource, Inc. (a)	80,997
1,681	NCI Building Systems, Inc. (a)	29,350
5,275	Stock Building Supply Holdings, Inc. (a)	107,188
8,748	The Dixie Group, Inc. (a)	143,642
		361,177
	Producer Durables 16.3%
13,460	Baltic Trading Ltd.	84,932
426	Barrett Business Services, Inc.	25,377
1,290	Benefitfocus, Inc. (a)	60,591
2,146	Celadon Group, Inc.	51,590
3,092	Control4 Corp. (a)	65,581
554	CoStar Group, Inc. (a)	103,454
6,821	CUI Global, Inc. (a)	75,031
1,567	Encore Wire Corp.	76,015
1,253	Forward Air Corp.	57,776
3,452	Furmanite Corp. (a)	33,899
4,476	Korn/Ferry International (a)	133,251
3,230	Marten Transport Ltd.	69,509
2,473	Old Dominion Freight Line, Inc. (a)	140,318
716	Power Solutions International, Inc. (a)	53,822
5,234	Safe Bulkers, Inc.	49,828
6,805	Swift Transportation Co. (a)	168,424
939	The Middleby Corp. (a)	248,093
788	TransDigm Group, Inc.	145,938
5,186	Wabash National Corp. (a)	71,359
6,014	WageWorks, Inc. (a)	337,445
		2,052,233
	Technology 23.1%
23,835	AudioCodes Ltd. (a)	172,804
13,761	Callidus Software, Inc. (a)	172,288
2,621	Canadian Solar, Inc. (a)	83,977
3,752	ChannelAdvisor Corp. (a)	141,600
3,266	Ciena Corp. (a)	74,269
3,017	Dealertrack Technologies, Inc. (a)	148,406
5,084	Global Eagle Entertainment, Inc. (a)	80,226
27,102	Glu Mobile, Inc. (a)	128,463
1,836	Gogo, Inc. (a)	37,711
2,632	Guidewire Software, Inc. (a)	129,100
3,893	inContact, Inc. (a)	37,373
11,076	LifeLock, Inc. (a)	189,510
18,460	MaxLinear, Inc. - Class A (a)	175,001
1,791	Methode Electronics, Inc.	54,912
3,272	NeoPhotonics Corp. (a)	25,947
2,260	NIC, Inc.	43,641
8,887	Perficient, Inc. (a)	161,032
5,779	Proofpoint, Inc. (a)	214,285
1,399	PROS Holdings, Inc. (a)	44,083
3,271	Qualys, Inc. (a)	83,181
10,236	Super Micro Computer, Inc. (a)	177,799
2,427	Tyler Technologies, Inc. (a)	203,091
6,057	Ubiquiti Networks, Inc. (a)	275,412
1,455	Varonis Systems, Inc. (a)	52,031
		2,906,142
	Total Common Stocks
	(Cost $11,023,417)	12,381,879

WARRANTS 0.0%
	Technology 0.0%
532	xG Technology, Inc. (a)	526

	Total Warrants
	(Cost $5)	526

SHORT-TERM INVESTMENTS 2.0%
	Investment Company 2.0%
249,718	STIT-STIC Prime Portfolio - Institutional Class, 0.03%	249,718
	Total Short-Term Investments
	(Cost $249,718)	249,718

	Total Investments 100.5%
	(Cost $11,273,140)	12,632,123

	Liabilities in Excess of Other Assets (0.5)%	(66,921)

	TOTAL NET ASSETS 100.0%	$12,565,202

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$11,273,140
Gross unrealized appreciation	1,598,828
Gross unrealized depreciation	(239,845)
Net unrealized appreciation	$1,358,983

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.8%
	Consumer Discretionary 15.2%
221,978	Accuride Corp. (a)	$983,363
43,502	ANN, Inc. (a)	1,804,463
29,553	Cabela's, Inc. (a)	1,936,017
28,612	Capella Education Co.	1,806,848
19,077	Carter's, Inc.	1,481,329
37,002	DeVry, Inc.	1,568,515
27,406	Domino's Pizza, Inc.	2,109,440
52,010	Ethan Allen Interiors, Inc.	1,323,654
27,962	Tenneco, Inc. (a)	1,623,753
28,576	The Cheesecake Factory, Inc.	1,361,075
		15,998,457
	Consumer Staples 5.7%
103,190	Boulder Brands, Inc. (a)	1,818,208
20,830	Casey's General Stores, Inc.	1,407,900
178,781	SUPERVALU, Inc. (a)	1,222,862
21,290	TreeHouse Foods, Inc. (a)	1,532,667
		5,981,637
	Energy 4.3%
48,343	Bill Barrett Corp. (a)	1,237,581
47,754	Superior Energy Services, Inc.	1,468,913
146,628	Willbros Group, Inc. (a)	1,850,445
		4,556,939
	Financials 19.8%
62,044	BancorpSouth, Inc.	1,548,618
31,375	Cedar Fair LP	1,597,929
34,032	Community Bank System, Inc.	1,327,929
29,776	Endurance Specialty Holdings Ltd.	1,602,842
57,850	Glacier Bancorp, Inc.	1,681,700
261,314	MGIC Investment Corp. (a)	2,226,395
82,795	Old National Bancorp	1,234,473
33,202	PHH Corp. (a)	857,940
19,594	Prosperity Bancshares, Inc.	1,296,143
62,651	Selective Insurance Group, Inc.	1,461,021
30,259	State Bank Financial Corp.	535,282
110,552	Sterling Bancorp	1,399,588
30,430	The Hanover Insurance Group, Inc.	1,869,619
28,400	Walter Investment Management Corp. (a)	847,172
45,926	Webster Financial Corp.	1,426,462
		20,913,113
	Health Care 9.5%
32,272	Acadia Healthcare Company, Inc. (a)	1,456,113
67,413	Albany Molecular Research, Inc. (a)	1,253,208
22,618	Haemonetics Corp. (a)	737,120
28,397	Integra LifeSciences Holdings Corp. (a)	1,305,978
79,660	Invacare Corp.	1,519,116
19,731	LifePoint Hospitals, Inc. (a)	1,076,326
37,831	U.S. Physical Therapy, Inc.	1,307,818
42,069	VCA Antech, Inc. (a)	1,355,884
		10,011,563

	Industrials 16.7%
36,679	Actuant Corp. - Class A	1,252,588
63,279	Briggs & Stratton Corp.	1,407,958
133,602	Commercial Vehicle Group, Inc. (a)	1,218,450
11,467	Genesee & Wyoming, Inc. (a)	1,115,968
44,924	Herman Miller, Inc.	1,443,408
143,108	PGT, Inc. (a)	1,647,173
62,527	Thermon Group Holdings, Inc. (a)	1,449,376
72,395	Titan International, Inc.	1,374,781
48,329	TriMas Corp. (a)	1,604,523
24,859	United Rentals, Inc. (a)	2,360,114
34,940	Westinghouse Air Brake Technologies Corp.	2,707,850
		17,582,189
	Information Technology 12.6%
124,517	Checkpoint Systems, Inc. (a)	1,671,018
101,549	Entegris, Inc. (a)	1,229,758
32,520	Fair Isaac Corp.	1,799,006
77,803	Fairchild Semiconductor International, Inc. (a)	1,072,903
46,569	Monotype Imaging Holdings, Inc.	1,403,590
46,687	Park Electrochemical Corp.	1,394,540
30,092	Plexus Corp. (a)	1,205,787
57,828	Progress Software Corp. (a)	1,260,650
66,742	VeriFone Systems, Inc. (a)	2,257,215
		13,294,467
	Materials 8.1%
15,464	Acuity Brands, Inc.	2,050,062
20,593	Carpenter Technology Corp.	1,359,962
17,167	Compass Minerals International, Inc.	1,416,621
63,657	Intrepid Potash, Inc. (a)	984,137
27,585	Sensient Technologies Corp.	1,556,070
53,612	Unifi, Inc. (a)	1,236,829
		8,603,681
	Real Estate Investment Trusts 5.9%
210,256	FelCor Lodging Trust, Inc.	1,900,714
84,250	First Industrial Realty Trust, Inc.	1,627,710
16,258	National Health Investors, Inc.	982,959
38,759	Sun Communities, Inc.	1,747,643
		6,259,026
	Total Common Stocks
	(Cost $59,636,431)	103,201,072

SHORT-TERM INVESTMENTS 2.0%
	Investment Company 2.0%
2,104,359	Fidelity Institutional Money Market Portfolio, 0.01%	2,104,359
	Total Short-Term Investments
	(Cost $2,104,359)	2,104,359

	Total Investments 99.8%
	(Cost $61,740,790)	105,305,431

	Other Assets in Excess of Liabilities 0.2%	237,543

	TOTAL NET ASSETS 100.0%	$105,542,974

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$61,740,790
Gross unrealized appreciation	44,079,331
Gross unrealized depreciation	(514,690)
Net unrealized appreciation	$43,564,641

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.3%
	Consumer Discretionary 7.3%
6,189	American Axle & Manufacturing Holdings, Inc. (a)	$114,620
762	Cracker Barrel Old Country Store, Inc.	74,097
6,646	Dana Holding Corp.	154,653
1,773	Deckers Outdoor Corp. (a)	141,361
1,955	Destination Maternity Corp.	53,567
1,454	Meredith Corp.	67,509
1,313	Meritage Homes Corp. (a)	54,989
13,047	Scientific Games Corp. - Class A (a)	179,135
3,116	The E.W. Scripps Co. - Class A (a)	55,216
1,324	TiVo, Inc. (a)	17,517
		912,664
	Consumer Staples 2.9%
4,989	Darling International, Inc. (a)	99,880
1,761	Post Holdings, Inc. (a)	97,066
830	TreeHouse Foods, Inc. (a)	59,752
1,397	USANA Health Sciences, Inc. (a)	105,250
		361,948
	Energy 7.1%
3,071	Carrizo Oil & Gas, Inc. (a)	164,176
7,318	Comstock Resources, Inc.	167,216
7,128	Goodrich Petroleum Corp. (a)	112,765
11,112	Kodiak Oil & Gas Corp. (a)	134,900
1,264	PDC Energy, Inc. (a)	78,696
6,430	Rex Energy Corp. (a)	120,305
2,417	Rosetta Resources, Inc. (a)	112,584
		890,642
	Financials 25.7%
5,894	American Equity Investment Life Holding Co.	139,216
5,965	Ameris Bancorp (a)	138,985
1,362	Argo Group International Holdings Ltd.	62,516
5,765	Banco Latinoamericano de Comercio Exterior S.A.	152,254
4,030	Banner Corp.	166,076
2,665	Capital Bank Financial Corp. (a)	66,918
15,527	CNO Financial Group, Inc.	281,038
11,171	Heritage Commerce Corp.	90,038
1,398	IBERIABANK Corp.	98,070
13,396	ICG Group, Inc. (a)	273,546
4,707	International Bancshares Corp.	118,052
9,333	National Penn Bancshares, Inc.	97,530
2,046	Nelnet, Inc. - Class A	83,682
16,828	NewBridge Bancorp (a)	120,152
3,437	OceanFirst Financial Corp.	60,801
3,115	Protective Life Corp.	163,818
4,687	United Financial Bancorp, Inc.	63,696
7,132	State Bank Financial Corp.	126,165
2,013	Sterling Financial Corp.	67,093
1,027	SVB Financial Group (a)	132,257
35,742	Synovus Financial Corp.	121,165
9,458	United Community Banks, Inc. (a)	183,580
6,989	Washington Banking Co.	124,264

13,042	Wilshire Bancorp, Inc.	144,766
3,104	Wintrust Financial Corp.	151,041
		3,226,719
	Health Care 4.1%
18,414	Accuray, Inc. (a)	176,775
19,111	Progenics Pharmaceuticals, Inc. (a)	78,164
1,533	United Therapeutics Corp. (a)	144,148
1,735	WellCare Health Plans, Inc. (a)	110,207
		509,294
	Industrials 15.1%
5,253	Aceto Corp.	105,533
697	AMERCO	161,788
3,416	Avis Budget Group, Inc. (a)	166,359
6,833	CBIZ, Inc. (a)	62,590
1,289	Esterline Technologies Corp. (a)	137,330
1,671	Kadant, Inc.	60,941
2,989	MYR Group, Inc. (a)	75,681
2,739	Park-Ohio Holdings Corp. (a)	153,795
2,079	Regal-Beloit Corp.	151,164
4,437	Spirit Airlines, Inc. (a)	263,558
1,798	The Timken Company	105,686
2,506	Trinity Industries, Inc.	180,607
844	Triumph Group, Inc.	54,506
1,420	UniFirst Corp.	156,115
727	WESCO International, Inc. (a)	60,501
		1,896,154
	Information Technology 12.8%
2,066	AOL, Inc. (a)	90,429
18,491	Atmel Corp. (a)	154,585
3,609	Euronet Worldwide, Inc. (a)	150,098
3,907	Internap Network Services Corp. (a)	27,662
2,085	Knowles Corp. (a)	65,824
1,260	Measurement Specialties, Inc. (a)	85,491
1,954	Methode Electronics, Inc.	59,910
2,512	Microsemi Corp. (a)	62,875
2,535	NCR Corp. (a)	92,654
2,130	NeuStar, Inc. - Class A (a)	69,246
3,985	Progress Software Corp. (a)	86,873
2,730	Rovi Corp. (a)	62,189
8,093	Saba Software, Inc. (a)	98,330
6,058	Seachange International, Inc. (a)	63,245
4,575	Skyworks Solutions, Inc. (a)	171,654
1,967	SYNNEX Corp. (a)	119,220
3,113	Verint Systems, Inc. (a)	146,093
		1,606,378
	Materials 4.5%
662	Ashland, Inc.	65,856
1,382	Cabot Corp.	81,621
1,356	Domtar Corp.	152,170
1,327	Kaiser Aluminum Corp.	94,774
3,083	Sensient Technologies Corp.	173,912
		568,333
	Real Estate Investment Trusts 13.5%
5,115	Acadia Realty Trust	134,934
3,737	CoreSite Realty Corp.	115,847
9,144	First Industrial Realty Trust, Inc.	176,662
14,387	First Potomac Realty Trust	185,880
8,309	Hudson Pacific Properties, Inc.	191,689

2,609	Kilroy Realty Corp.	152,835
10,294	NorthStar Realty Finance Corp.	166,145
4,986	Pebblebrook Hotel Trust	168,377
1,287	PS Business Parks, Inc.	107,619
5,688	Sabra Health Care REIT, Inc.	158,638
13,008	Strategic Hotels & Resorts, Inc. (a)	132,552
		1,691,178
	Utilities 4.3%
2,483	Black Hills Corp.	143,145
1,576	Chesapeake Utilities Corp.	99,540
1,169	IDACORP, Inc.	64,844
1,300	Laclede Group, Inc.	61,295
1,981	PNM Resources, Inc.	53,547
1,897	Portland General Electric Co.	61,349
2,220	The Empire District Electric Co.	53,990
		537,710
	Total Common Stocks
	(Cost $8,338,256)	12,201,020

SHORT-TERM INVESTMENTS 3.0%
	Investment Company 3.0%
379,246	STIT-STIC Prime Portfolio - Institutional Class, 0.03%	379,246
	Total Short-Term Investments
	(Cost $379,246)	379,246

	Total Investments 100.3%
	(Cost $8,717,502)	12,580,266

	Liabilities in Excess of Other Assets (0.3)%	(41,686)

	TOTAL NET ASSETS 100.0%	$12,538,580

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$8,717,502
Gross unrealized appreciation	3,932,953
Gross unrealized depreciation	(70,189)
Net unrealized appreciation	$3,862,764

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and evaluated dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra RobecoSAM Global Equity, Frontegra MFG Global Equity and Frontegra MFG Core Infrastructure Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

RobecoSAM Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$17,047,884	$-	$-	$17,047,884
Preferred Stocks	487,196	-	-	487,196
Total Equity	17,535,080	-	-	17,535,080
Short-Term Investments	444,520	-	-	444,520
Total Investments in Securities	$17,979,600	$-	$-	$17,979,600

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$686,205,301	$-	$-	$686,205,301
Total Equity	686,205,301	-	-	686,205,301
Short-Term Investments	18,870,798	-	-	18,870,798
Total Investments in Securities	$705,076,099	$-	$-	$705,076,099

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$19,646,395	$-	$-	$19,646,395
Closed-End Funds	179,876	-	-	179,876
Total Equity	19,826,271	-	-	19,826,271
Short-Term Investments	190,516	-	-	190,516
Total Investments in Securities	$20,016,787	$-	$-	$20,016,787

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$12,381,879	$-	$-	$12,381,879
Total Equity	12,381,879	-	-	12,381,879
Warrants	526	-	-	526
Short-Term Investments	249,718	-	-	249,718
Total Investments in Securities	$12,632,123	$-	$-	$12,632,123

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$103,201,072	$-	$-	$103,201,072
Total Equity	103,201,072	-	-	103,201,072
Short-Term Investments	2,104,359	-	-	2,104,359
Total Investments in Securities	$105,305,431	$-	$-	$105,305,431

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$12,201,020	$-	$-	$12,201,020
Total Equity	12,201,020	-	-	12,201,020
Short-Term Investments	379,246	-	-	379,246
Total Investments in Securities	$12,580,266	$-	$-	$12,580,266

(a)  See Fund's Schedule of Investments for sector or country classifications

As of March 31, 2014, there were no transfers between Levels 1, 2 and 3. The Funds did not hold any Level 3 securities during the nine month period ended March 31, 2014. It is the Funds’ policy to record transfers at the end of the reporting period.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2013, or for any other tax years which are open for exam. As of March 31, 2014, open tax years include the tax years ended June 30, 2010 through 2013 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

At June 30, 2013, the RobecoSAM Global Equity Fund had long-term capital loss caryforwards that will not expire of $307,951 and the Timpani Small Cap Growth Fund had short-term capital loss carryforwards that will not expire of $86,398.

The MFG Global Equity Fund, MFG Core Infrastructure Fund, Netols Small Cap Value Fund and Phocas Small Cap Value Fund did not have any capital loss carryforwards as of June 30, 2013.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By  /s/ William D. Forsyth III
             William D. Forsyth III, President
             (Principal Executive Officer)

Date   May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ William D. Forsyth III
               William D. Forsyth III, President
               (Principal Executive Officer)

Date   May 21, 2014

By   /s/ Elyce D. Dilworth
              Elyce D. Dilworth, Treasurer and Assistant Secretary
              (Principal Financial Officer)

Date   May 21, 2014